Cantor Fitzgerald Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (11.2%)
$26,300	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, NR)	12/29/26	3.630	$42,604,558
28,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, A1)	09/16/26	3.640	48,436,189
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $54,300,000)					91,040,747

UNITED STATES AGENCY OBLIGATIONS (24.7%)
2,200	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/21/26	3.710	2,200,106
2,100	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/28/26	3.710	2,099,925
9,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.055% (1)	(AA+, Aaa)	07/13/27	3.685	9,201,104
4,800	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.085% (1)	(AA+, Aaa)	02/23/28	3.715	4,801,306
4,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	05/21/26	3.720	4,300,224
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	02/11/28	3.720	5,000,791
4,700	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	02/17/28	3.720	4,701,772
8,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	03/09/28	3.720	8,299,861
7,500	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.125% (1)	(AA+, Aaa)	11/03/27	3.755	7,507,140
13,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	08/01/28	3.860	13,051,135
3,000	Federal Home Loan Bank Discount Notes (4)	(AA+, Aaa)	05/01/26	3.718	2,990,700
6,800	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	6,808,735
13,000	Federal Home Loan Banks	(AA+, Aaa)	09/09/27	3.500	12,956,611
6,500	Federal Home Loan Banks	(AA+, Aaa)	03/03/28	3.500	6,468,219
12,700	Federal Home Loan Banks, 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	07/14/28	3.860	12,728,831
3,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.115% (1)	(AA+, Aaa)	04/02/26	3.745	3,000,008
9,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	09/23/26	3.770	9,005,047
7,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/16/26	3.770	7,002,879
6,100	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/29/26	3.770	6,103,025
6,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/06/27	3.770	6,507,837
12,600	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.220% (1)	(AA+, Aaa)	05/23/28	3.850	12,625,870
11,400	Federal National Mortgage Association, 1 day USD SOFR + 0.080% (1)	(AA+, Aaa)	12/22/27	3.710	11,406,077
11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.085% (1)	(AA+, Aaa)	03/06/28	3.715	11,002,326
14,000	Federal National Mortgage Association, 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	02/02/28	3.720	14,002,239
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.100% (1)	(AA+, Aaa)	06/18/26	3.730	5,001,097
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	12/11/26	3.770	5,002,662
6,400	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (1)	(AA+, Aaa)	11/05/27	3.890	6,419,141
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $200,075,635)					200,194,668

UNITED STATES TREASURY OBLIGATIONS (59.3%)
7,000	U.S. Treasury Bills (4)	(AA+, Aaa)	05/12/26	3.550	6,971,112
15,500	U.S. Treasury Bills (4)	(AA+, Aaa)	05/26/26	3.598	15,414,169
8,000	U.S. Treasury Bills (4)	(AA+, Aaa)	06/25/26	3.607	7,932,315
7,500	U.S. Treasury Bills (4)	(AA+, Aaa)	06/30/26	3.586	7,432,637
33,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150% (1)	(AA+, Aaa)	04/30/26	3.803	33,400,479
24,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182% (1)	(AA+, Aaa)	07/31/26	3.835	24,212,055
39,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (1),(5)	(AA+, Aaa)	10/31/26	3.858	39,238,093
44,600	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (1)	(AA+, Aaa)	01/31/27	3.751	44,616,814

Cantor Fitzgerald Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (continued)
$35,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160% (1),(6)	(AA+, Aaa)	04/30/27	3.813	$35,038,722
47,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.159% (1)	(AA+, Aaa)	07/31/27	3.812	47,046,130
33,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.190% (1),(5)	(AA+, Aaa)	10/31/27	3.843	33,041,638
43,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.099% (1),(5)	(AA+, Aaa)	01/31/28	3.752	43,287,114
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	5,509,296
12,500	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	12,527,924
12,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	12,000,662
13,200	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	13,247,376
7,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	7,054,637
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/27	3.875	5,504,189
5,800	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	5,840,102
6,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	6,060,088
13,400	U.S. Treasury Notes	(AA+, Aaa)	10/31/27	3.500	13,329,336
21,000	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	21,149,297
21,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	21,262,783
5,400	U.S. Treasury Notes	(AA+, Aaa)	05/15/28	3.750	5,393,355
14,300	U.S. Treasury Notes	(AA+, Aaa)	01/15/29	3.500	14,178,785
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $480,332,446)					480,689,108

Shares
SHORT-TERM INVESTMENTS (2.2%)
18,144,860	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.61%(7) (Cost $18,144,860)	18,144,860

TOTAL INVESTMENTS AT VALUE (97.4%) (Cost $752,852,941)		790,069,383

OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%)		21,062,482

NET ASSETS(8) (100.0%)		$811,131,865

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $91,040,747 or 11.2% of net assets.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(4)	Securities are zero coupon. Rate presented is cost yield as of March 31, 2026.
(5)	At March 31, 2026, $4,093,023 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(6)	At March 31, 2026, $29,526,706 in the value of this security has been pledged as collateral for open swap contracts.
(7)	Rate shown reflects yield as at March 31, 2026.
(8)	As of March 31, 2026, the Cantor Fitzgerald Commodity Return Strategy Portfolio held $ 128,418,821 in the wholly-owned subsidiary, Cantor Fitzgerald Cayman Commodity Fund I, Ltd., representing 15.8% of the Portfolio's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Cocoa Futures	USD	May 2026	62	$2,113,315	$2,046,000	$(67,315)
Coffee “C” Futures	USD	May 2026	27	3,476,311	3,020,794	(455,517)
Coffee “C” Futures	USD	Jul 2026	11	1,433,037	1,199,550	(233,487)

Cantor Fitzgerald Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2026 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase (continued)
Agriculture (continued)
Corn Futures	USD	May 2026	456	$10,239,992	$10,436,700	$196,708
Cotton No. 2 Futures	USD	May 2026	91	2,908,560	3,185,000	276,440
Soybean Futures	USD	May 2026	183	10,517,557	10,714,650	197,093
Soybean Meal Futures	USD	May 2026	177	5,454,903	5,600,280	145,377
Soybean Oil Futures	USD	May 2026	175	6,061,108	7,232,400	1,171,292
Sugar No. 11 Futures	USD	Apr 2026	322	5,334,792	5,597,133	262,341
Wheat (KC HRW) Futures	USD	May 2026	134	3,605,445	4,257,850	652,405
Wheat Futures	USD	May 2026	198	5,340,051	6,100,875	760,824
						$2,906,161
Energy
Brent Crude Oil Futures	USD	May 2026	569	50,594,161	54,720,730	$4,126,569
Gasoline RBOB Futures	USD	Apr 2026	124	13,516,699	16,685,911	3,169,212
Light Sweet Crude Oil Futures	USD	Apr 2026	486	38,770,759	49,270,680	10,499,921
Low Sulphur Gasoil Futures	USD	May 2026	200	19,475,507	24,785,000	5,309,493
Natural Gas Futures	USD	Apr 2026	438	13,660,965	12,631,920	(1,029,045)
NY Harbor ULSD Futures	USD	Apr 2026	55	8,596,495	9,502,878	906,383
						$22,982,533
Industrial Metals
LME Lead Futures	USD	Jun 2026	39	1,918,356	1,849,458	$(68,898)
LME Nickel Futures	USD	Jun 2026	42	4,414,857	4,305,669	(109,188)
LME Primary Aluminum Futures	USD	Jun 2026	104	8,256,701	9,053,564	796,863
LME Zinc Futures	USD	Jun 2026	56	4,764,990	4,540,200	(224,790)
						$393,987
Livestock
Lean Hogs Futures	USD	Jun 2026	94	4,091,373	3,949,880	$(141,493)
Live Cattle Futures	USD	Jun 2026	78	7,200,786	7,590,180	389,394
						$247,901
Precious Metals
Copper Futures	USD	May 2026	79	11,908,946	11,087,650	$(821,296)
Gold 100 oz. Futures	USD	Jun 2026	60	30,228,648	28,071,600	(2,157,048)
Silver Futures	USD	May 2026	19	8,320,759	7,117,305	(1,203,454)
						$(4,181,798)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2026	(316)	(27,402,248)	(27,147,560)	$254,688
Gasoline RBOB Futures	USD	Jun 2026	(68)	(7,886,431)	(8,299,822)	(413,391)
Light Sweet Crude Oil Futures	USD	Jun 2026	(269)	(23,068,365)	(23,276,570)	(208,205)
Low Sulphur Gasoil Futures	USD	Jul 2026	(111)	(10,058,801)	(11,233,200)	(1,174,399)
NY Harbor ULSD Futures	USD	Jun 2026	(9)	(1,269,494)	(1,305,461)	(35,967)
						$(1,577,274)
Industrial Metals
LME Nickel Futures	USD	Jun 2026	(4)	(408,352)	(410,064)	$(1,712)
LME Primary Aluminum Futures	USD	Jun 2026	(11)	(911,846)	(957,589)	(45,743)
						$(47,455)
Total Net Unrealized Appreciation (Depreciation)						$20,724,055

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	$29,943,943	05/05/26	Bank of America	Bloomberg Commodity Index Total Return	3.73%	At Maturity	$—	$1,011,369	$1,011,369

Cantor Fitzgerald Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2026 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	18,534,353	05/05/26	JPMorgan Chase & Co.	Bloomberg Commodity Index Total Return	3.71%	At Maturity	$—	$626,076	$626,076
USD	82,035,583	05/05/26	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	3.71%	At Maturity	—	2,771,100	2,771,100
USD	56,397,115	05/05/26	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	3.88%	At Maturity	—	1,890,723	1,890,723
USD	74,928,575	05/05/26	Societe Generale	Bloomberg Commodity Index Total Return	3.73%	At Maturity	—	2,530,743	2,530,743
USD	58,522,720	05/05/26	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	3.76%	At Maturity	—	966,473	966,473
USD	50,242,527	05/05/26	Societe Generale	Societe Generale P04 TR Index(b)	3.88%	At Maturity	—	1,686,599	1,686,599
Total							$—	$11,483,083	$11,483,083

(a)	The 112T Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/26 Value(1)
CBOT Bean Oil MAY 26 Futures	3.27%	46.02	$1,901,955
CBOT Corn MAY 26 Futures	4.65%	118.15	2,704,210
NYBOT Cocoa MAY 26 Futures	0.80%	14.05	463,648
NYMEX WTI Crude Oil MAY 26 Futures	9.73%	55.86	5,663,487
NYBOT Cotton MAY 26 Futures	1.41%	23.47	821,420
COMEX Gold JUN 26 Futures	13.10%	16.30	7,626,647
COMEX High Grade Copper MAY 26 Futures	5.15%	21.35	2,996,086
NYMEX Heating Oil MAY 26 Futures	3.58%	12.06	2,083,578
NYBOT Coffee MAY 26 Futures	1.96%	10.22	1,143,501
KCBOT Kansas Wheat MAY 26 Futures	1.73%	31.66	1,005,881
CME Live Cattle JUN 26 Futures	3.32%	19.84	1,930,487
ICE Brent Crude Oil JUL 26 Futures	11.04%	66.83	6,426,695
ICE Gas Oil MAY 26 Futures	4.96%	23.30	2,887,746
CME Lean Hogs JUN 26 Futures	1.86%	25.73	1,081,026
LME Aluminium JUN 26 Futures	3.82%	25.55	2,224,643
LME Nickel JUN 26 Futures	1.81%	10.27	1,053,178
LME Lead JUN 26 Futures	0.73%	9.02	427,772
LME Zinc JUN 26 Futures	1.91%	13.72	1,112,557
NYMEX Nat Gas MAY 26 Futures	6.10%	123.07	3,549,296
NYMEX Unleaded Gasoline MAY 26 Futures	3.25%	14.06	1,891,544
CBOT Soybeans MAY 26 Futures	4.88%	48.49	2,839,340
NYBOT Sugar MAY 26 Futures	2.54%	84.91	1,475,855
COMEX Silver MAY 26 Futures	3.30%	5.13	1,921,127
CBOT Soy Meal MAY 26 Futures	2.50%	45.97	1,454,462
CBOT Wheat MAY 26 Futures	2.62%	49.42	1,522,899

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of March 31, 2026.

(b)	The P04 TR Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/26 Value(1)
CBOT Bean Oil MAY 26 Futures	3.27%	41.03	$1,695,675
CBOT Corn MAY 26 Futures	4.65%	105.35	2,411,281
NYBOT Cocoa MAY 26 Futures	0.80%	12.57	414,844
NYMEX WTI Crude Oil MAY 26 Futures	9.74%	49.82	5,050,726
ICE Brent Crude Oil JUL 26 Futures	10.92%	58.88	5,662,621
NYBOT Cotton MAY 26 Futures	1.41%	20.89	731,163
COMEX Gold JUN 26 Futures	13.13%	14.55	6,808,628
COMEX High Grade Copper MAY 26 Futures	5.15%	19.03	2,670,559
NYMEX Heating Oil MAY 26 Futures	3.58%	10.74	1,856,427
NYBOT Coffee MAY 26 Futures	1.97%	9.13	1,021,553
KCBOT Kansas Wheat MAY 26 Futures	1.73%	28.23	897,100
LME Aluminium JUN 26 Futures	3.83%	22.81	1,986,066
CME Live Cattle JUN 26 Futures	3.33%	17.75	1,726,788
CME Lean Hogs JUN 26 Futures	1.84%	22.71	954,141
LME Lead JUN 26 Futures	0.74%	8.09	383,731
LME Nickel JUN 26 Futures	1.81%	9.16	938,585
LME Zinc JUN 26 Futures	1.91%	12.22	990,440
NYMEX Nat Gas MAY 26 Futures	6.11%	109.86	3,168,371
ICE Gas Oil MAY 26 Futures	4.97%	20.80	2,577,219
CBOT Soybeans MAY 26 Futures	4.89%	43.31	2,535,734
NYBOT Sugar MAY 26 Futures	2.54%	75.77	1,317,130
COMEX Silver MAY 26 Futures	3.31%	4.58	1,716,417
CBOT Soy Meal MAY 26 Futures	2.50%	40.97	1,296,388
CBOT Wheat MAY 26 Futures	2.62%	44.09	1,358,614
NYMEX Unleaded Gasoline MAY 26 Futures	3.25%	12.52	1,685,304

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of March 31, 2026.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value ("NAV") of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Commodity Indexed Structured Notes	$—	$91,040,747	$—	$91,040,747
United States Agency Obligations	—	200,194,668	—	200,194,668
United States Treasury Obligations	—	480,689,108	—	480,689,108
Short-term Investments	18,144,860	—	—	18,144,860
	$18,144,860	$771,924,523	$—	$790,069,383
Other Financial Instruments*
Futures Contracts	$29,115,003	$—	$—	$29,115,003
Swap Contracts	—	11,483,083	—	11,483,083
	$29,115,003	$11,483,083	$—	$40,598,086
Liabilities
Other Financial Instruments*
Futures Contracts	$8,390,948	$—	$—	$8,390,948

*       Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended March 31, 2026, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at https://www.cantorassetmanagement.com/capabilities/commodities/, as well as on the website of the Securities and Exchange Commission at www.sec.gov.